PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFITS - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Defined benefit obligations	$ 89,614	$ 82,688
Fair value of plan assets	(60,316)	(51,856)
Deficit in plans	29,298	30,832
US
Disclosure of fair value of plan assets [line items]
Defined benefit obligations	72,643	68,584
Fair value of plan assets	(46,835)	(40,521)
Deficit in plans	25,808	28,063
Canada
Disclosure of fair value of plan assets [line items]
Defined benefit obligations	16,971	14,104
Fair value of plan assets	(13,481)	(11,335)
Deficit in plans	$ 3,490	$ 2,769